Property and Equipment	12 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment
	Useful Lives
	(Years)	2020	2019

Automobiles	5	$22,000	$22,000
Computer equipment	3-5	215,300	200,300
Machinery and equipment	3-7	847,500	823,400
Furniture and fixtures	4-10	142,300	138,500
Leasehold improvements	3-10	50,300	42,300
		1,277,400	1,226,500
Less accumulated depreciation and amortization		999,100	910,400

		$278,300	$316,100

Depreciation expense was $88,700 and $67,300 for the years ended June 30, 2020 and 2019, respectively.